Business Combinations - Schedule of Summarizes the Warrants (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Summarizes the Warrants [Line Items]
Warrants eligible to be tendered	$ 14,437,489
Private Placement Warrants [Member]
Schedule of Summarizes the Warrants [Line Items]
Warrants eligible to be tendered	7,250,000
Public Warrants [Member]
Schedule of Summarizes the Warrants [Line Items]
Warrants eligible to be tendered	$ 7,187,489